Qualitative and Quantitative Information on Financial Risks - Summary of Groups Financial Liabilities into Relevant Maturity Groupings (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,464,244	€ 1,505,536	€ 1,494,940
Expiry within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	655,594
Year 2 [member]
Disclosure of financial liabilities [line items]
Financial liabilities	357,846
Year 3 [member]
Disclosure of financial liabilities [line items]
Financial liabilities	168,742
Later than three years [member]
Disclosure of financial liabilities [line items]
Financial liabilities	384,950
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	21,483	14,138	13,192
Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	228,626	223,037	188,342
Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	€ 187,361	167,387	220,968
Liquidity risk [member]
Disclosure of financial liabilities [line items]
Financial liabilities		1,505,536	1,494,940
Liquidity risk [member] | Expiry within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		545,422	409,655
Liquidity risk [member] | Year 2 [member]
Disclosure of financial liabilities [line items]
Financial liabilities		411,653	215,965
Liquidity risk [member] | Year 3 [member]
Disclosure of financial liabilities [line items]
Financial liabilities		205,368	420,311
Liquidity risk [member] | Later than three years [member]
Disclosure of financial liabilities [line items]
Financial liabilities		380,936	480,811
Liquidity risk [member] | Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities		14,138	13,192
Liquidity risk [member] | Derivative financial instruments | Expiry within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		14,138	13,192
Liquidity risk [member] | Derivative financial instruments | Year 2 [member]
Disclosure of financial liabilities [line items]
Financial liabilities		0	0
Liquidity risk [member] | Derivative financial instruments | Year 3 [member]
Disclosure of financial liabilities [line items]
Financial liabilities		0	0
Liquidity risk [member] | Derivative financial instruments | Later than three years [member]
Disclosure of financial liabilities [line items]
Financial liabilities		0
Liquidity risk [member] | Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities		223,037	188,342
Liquidity risk [member] | Trade payables and customer advances | Expiry within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		223,037	188,342
Liquidity risk [member] | Trade payables and customer advances | Year 2 [member]
Disclosure of financial liabilities [line items]
Financial liabilities		0	0
Liquidity risk [member] | Trade payables and customer advances | Year 3 [member]
Disclosure of financial liabilities [line items]
Financial liabilities		0	0
Liquidity risk [member] | Trade payables and customer advances | Later than three years [member]
Disclosure of financial liabilities [line items]
Financial liabilities		0
Liquidity risk [member] | Borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		628,938	664,751
Liquidity risk [member] | Borrowings [Member] | Expiry within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		161,550	106,029
Liquidity risk [member] | Borrowings [Member] | Year 2 [member]
Disclosure of financial liabilities [line items]
Financial liabilities		283,736	107,500
Liquidity risk [member] | Borrowings [Member] | Year 3 [member]
Disclosure of financial liabilities [line items]
Financial liabilities		135,541	281,250
Liquidity risk [member] | Borrowings [Member] | Later than three years [member]
Disclosure of financial liabilities [line items]
Financial liabilities		56,414	169,972
Liquidity risk [member] | Lease liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities		438,052	407,687
Liquidity risk [member] | Lease liabilities [member] | Expiry within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		112,713	102,092
Liquidity risk [member] | Lease liabilities [member] | Year 2 [member]
Disclosure of financial liabilities [line items]
Financial liabilities		98,101	82,489
Liquidity risk [member] | Lease liabilities [member] | Year 3 [member]
Disclosure of financial liabilities [line items]
Financial liabilities		69,827	67,137
Liquidity risk [member] | Lease liabilities [member] | Later than three years [member]
Disclosure of financial liabilities [line items]
Financial liabilities		186,951	187,771
Liquidity risk [member] | Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			220,968
Liquidity risk [member] | Other non-current financial liabilities | Expiry within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities			0
Liquidity risk [member] | Other non-current financial liabilities | Year 2 [member]
Disclosure of financial liabilities [line items]
Financial liabilities			25,976
Liquidity risk [member] | Other non-current financial liabilities | Year 3 [member]
Disclosure of financial liabilities [line items]
Financial liabilities			71,924
Liquidity risk [member] | Other non-current financial liabilities | Later than three years [member]
Disclosure of financial liabilities [line items]
Financial liabilities			€ 123,068
Liquidity risk [member] | Other Current And Noncurrent Financial Liabilities [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		201,371
Liquidity risk [member] | Other Current And Noncurrent Financial Liabilities [Member] | Expiry within 1 year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		33,984
Liquidity risk [member] | Other Current And Noncurrent Financial Liabilities [Member] | Year 2 [member]
Disclosure of financial liabilities [line items]
Financial liabilities		29,816
Liquidity risk [member] | Other Current And Noncurrent Financial Liabilities [Member] | Year 3 [member]
Disclosure of financial liabilities [line items]
Financial liabilities		0
Liquidity risk [member] | Other Current And Noncurrent Financial Liabilities [Member] | Later than three years [member]
Disclosure of financial liabilities [line items]
Financial liabilities		€ 137,571